SCHEDULE OF CHANGE IN THE PRESENT VALUE OF THE DEFINED BENEFIT PLAN LIABILITY (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Employee Benefits
Balance, opening	$ (100,430)	$ (91,533)
Interest costs	(4,521)	(5,614)
Current service cost	(4,514)	(5,605)
Actuary loss for change of assumptions	7,869	9,770
Translation differences	(6,875)	(7,448)
Balance, ending	$ (108,471)	$ (100,430)